10. Commitments and Contingencies (Details) - CAD	Mar. 31, 2015	Mar. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2016 (remaining)	CAD 12,997	CAD 25,732
2017	25,994	25,732
2018	26,328	26,064
2019	CAD 17,552	CAD 17,376